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US Legal Services

Eva M. Bryant
Paralegal
(860) 580-2795
Fax: (860) 580-4844
Eva.Bryant@us.ing.com

May 2, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account B
Prospectus Title: Group Variable Annuity Contracts for Employer-Sponsored
Deferred Compensation Plans
File Nos.: 033-75996 and 811-02512
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the Supplement to the Contract Prospectus and Statement of Additional Information, the Contract Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 (“Amendment No. 36”) for Variable Annuity Account C of ING Life Insurance and Annuity Company (the “Registrant”) that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 36 which was declared effective on April 28, 2008. The text of Amendment No. 36 was filed electronically on April 22, 2008.

If you have any questions regarding this submission, please call Michael Pignatella at 860-580-2831 or the undersigned at 860-580-2795.

Sincerely, /s/ Eva M. Bryant Eva M. Bryant

Windsor Site One Orange Way, C1S Windsor, CT 06095-4774	ING North America Insurance Corporation